                                               ----------------------
                                              |  Semi-Annual Report  |
                                              |  To Contract Owners  |
                                              |    June 30, 1998     |
                                               ----------------------




                                                            Separate
                                                            Account A
                                                ---------------------





                                                         [VALIC LOGO]

================================================================================
                               CHAIRMAN'S LETTER                               1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the June 30, 1998, Semi-Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During the first six months of 1998 the stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)), had a total return of 17.70%. The performance disparity among the large and small companies which has characterized the markets during the past several years continued. The Standard & Poor's MidCap 400 (MidCap 400) earned 8.62% and the Russell 2000(R) produced 4.93%. This disparity has caused actively managed funds to lag the large capitalization index fund. This was the result of active managers not investing cash flows in a timely manner or including smaller companies in the portfolio. The small cap funds generally returned less than 10%, while the larger capitalization funds earned in excess of 10%, over this time frame.

The Stock market rose from January through March and leveled through June. The Asian currency devaluations caused investors to worry that U.S. exports would decline as consumers in Asian countries would not be able to afford American goods. An increase in lower cost imports would also have a negative impact on U.S. corporations. At this time those fears are justified in part.

The yield on the long term U.S. Government bond fluctuated between 5.82% and 6.11% through early May. As the Asian effects became evident bond yields declined to less than 5.70%. The bond market, as measured by the Merrill Lynch Corporate-Government Index, experienced a return of 4.24%. Lesser quality bonds recorded negative returns for this period.

VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on company operation.

These plans include the following activities: (1) perform an inventory of the company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness;
(4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation. The company expects to complete the forgoing activities for all critical business systems by December 1998.

In addition, the company has business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

Through June 30, 1998, VALIC has incurred and expensed $13 million (pretax) related to Year 2000 readiness, including $6.5 million incurred during the first six months of 1998. VALIC currently anticipates that it will incur future costs of $3 million (pretax) for additional internal staff, third party vendors, and other expenses to achieve Year 2000 readiness.

Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on operations of the company.

If you have any questions about your contract or this report, we would be happy to hear from you.


                                   Respectfully,


                                   /s/ THOMAS L. WEST, JR.

                                   Thomas L. West, Jr., Chairman and CEO
                                   The Variable Annuity Life Insurance Company

August 14, 1998

This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                          CHAIRMAN'S LETTER CONTINUED
================================================================================



                                                         GROUP
                                                         UNIT                                INDEPENDENCE
                                                       PURCHASE              IMPACT              PLUS
                                                       DIVISION             DIVISION           DIVISION
                                                       --------             --------         ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund ..........             --                  --                  11
   Putnam Global Growth Fund ..................             --                  --                  --
   Templeton Foreign Fund .....................             --                  --                  --
   Templeton International Fund ...............             --                  --                  --
AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund ............             --                  --                  --
   AGSPC Small Cap Index Fund .................             --                  --                  14
   Dreyfus Small Cap Portfolio ................             --                  --                  --
   Putnam New Opportunities Fund ..............             --                  --                  --
   Putnam OTC & Emerging Growth Fund ..........             --                  --                  --
GROWTH
   AGSPC Growth Fund ..........................             --                  --                  --
   AGSPC MidCap Index Fund ....................             --                   4                   4
   American Century-
      Twentieth Century Ultra Fund ............             --                  --                  --
   Founders Growth Fund .......................             --                  --                  --
GROWTH & INCOME
   AGSPC Growth & Income Fund .................             --                  --                  --
   AGSPC Social Awareness Fund ................             --                  --                  12
   AGSPC Stock Index Fund .....................       10A, 10B                 10D                 10C
   Neuberger&Berman Guardian Trust ............             --                  --                  --
   Scudder Growth and Income Fund .............             --                  --                  --
   Vanguard/Windsor II ........................             --                  --                  --
BALANCED-GROWTH-INTERNATIONAL
   Templeton Asset Allocation Fund ............             --                  --                  --
BALANCED-GROWTH-DOMESTIC
   AGSPC Asset Allocation Fund ................             --                   5                   5
   Vanguard/Wellington Fund ...................             --                  --                  --
CURRENT INCOME
   AGSPC Intl Government Bond Fund ............             --                  --                  13
CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund ............             --                   1                   7
   AGSPC Government Securities Fund ...........             --                  --                   8
   Vanguard Fixed Income Securities Fund-
      Long-Term Corporate Portfolio ...........             --                  --                  --
   Vanguard Fixed Income Securities Fund-
      Long-Term U. S. Treasury Portfolio ......             --                  --                  --
LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ....................             --                   2                   6


                                                                                              SIX MONTH              ONE YEAR
                                                       PORTFOLIO           PORTFOLIO         TOTAL RETURN         TOTAL RETURN
                                                       DIRECTOR             DIRECTOR            FOR THE          FOR YEAR ENDING
                                                          1                    2             PERIOD ENDING         DECEMBER 31,
                                                       DIVISION            DIVISION          JUNE 30, 1998             1997
                                                       ---------           ---------         ------------        --------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund ..........             11                  --               14.58%                1.18%
   Putnam Global Growth Fund ..................             --                  28               19.78                12.20
   Templeton Foreign Fund .....................             --                  32                2.10                 5.57
   Templeton International Fund ...............             20                  --               13.68                12.54
AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund ............             17                  17               15.49                 1.57
   AGSPC Small Cap Index Fund .................             14                  --                4.31                21.18
   Dreyfus Small Cap Portfolio ................             18                  --                5.37                15.37
   Putnam New Opportunities Fund ..............             --                  26               17.97                21.31
   Putnam OTC & Emerging Growth Fund ..........             --                  27               16.18                 9.08
GROWTH
   AGSPC Growth Fund ..........................             15                  15               16.29                19.80
   AGSPC MidCap Index Fund ....................              4                  --                8.05                30.45
   American Century-
      Twentieth Century Ultra Fund ............             --                  31               23.35                21.74
   Founders Growth Fund .......................             --                  30               18.90                25.25
GROWTH & INCOME
   AGSPC Growth & Income Fund .................             16                  --                9.32                22.60
   AGSPC Social Awareness Fund ................             12                  12               16.61                32.52
   AGSPC Stock Index Fund .....................            10C                 10C               16.95                31.77
   Neuberger&Berman Guardian Trust ............             --                  29               12.05                16.66
   Scudder Growth and Income Fund .............             --                  21                9.39                28.80
   Vanguard/Windsor II ........................             --                  24               14.14                30.70
BALANCED-GROWTH-INTERNATIONAL
   Templeton Asset Allocation Fund ............             19                  --                8.48                14.07
BALANCED-GROWTH-DOMESTIC
   AGSPC Asset Allocation Fund ................              5                  --               11.59                21.40
   Vanguard/Wellington Fund ...................             --                  25                8.26                21.65
CURRENT INCOME
   AGSPC Intl Government Bond Fund ............             13                  13                1.92                (5.79)
CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund ............              7                  --                3.56                 7.49
   AGSPC Government Securities Fund ...........              8                  --                3.50                 7.83
   Vanguard Fixed Income Securities Fund-
      Long-Term Corporate Portfolio ...........             --                  22                4.65                12.32
   Vanguard Fixed Income Securities Fund-
      Long-Term U. S. Treasury Portfolio ......             --                  23                5.36                12.44
LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ....................              6                   6                2.06                 4.13

================================================================================
                        FINANCIAL STATEMENTS (Unaudited)                       3
================================================================================


STATEMENT OF NET ASSETS
June 30, 1998

ASSETS:                                                                                          ALL DIVISIONS
                                                                                               -----------------
Total investment in shares of mutual funds, at market (cost $9,435,461,206) ................   $  12,899,092,099
Balance due to VALIC general account .......................................................          (7,317,842)
                                                                                               -----------------
NET ASSETS .................................................................................   $  12,891,774,257
                                                                                               =================

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial withdrawals with right of reinvestment) .....   $  12,870,171,571
Reserves for annuity contracts on benefit ..................................................          21,602,686
                                                                                               -----------------
TOTAL CONTRACT OWNER RESERVES ..............................................................   $  12,891,774,257
                                                                                               =================



STATEMENT OF OPERATIONS
For the six months ended June 30, 1998

INVESTMENT INCOME:                                                                               ALL DIVISIONS
                                                                                               -----------------
Dividends from mutual funds ................................................................   $      77,512,053
                                                                                               -----------------
EXPENSES:
Mortality and expense risk charge ..........................................................          63,194,379
Reimbursement of expenses (Note C) .........................................................          (2,322,328)
                                                                                               -----------------
   Total expenses ..........................................................................          60,872,051
                                                                                               -----------------
NET INVESTMENT INCOME ......................................................................          16,640,002
                                                                                               -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........................................................         103,686,984
Capital gains distributions from mutual funds ..............................................          43,285,676
Net unrealized appreciation of investments during the period ...............................       1,226,568,069
                                                                                               -----------------
   Net realized and unrealized gain on investments .........................................       1,373,540,729
                                                                                               -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................   $   1,390,180,731
                                                                                               =================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         ALL DIVISIONS
                                                                                               ------------------------------------
                                                                                                 FOR THE SIX           FOR THE
                                                                                                 MONTHS ENDED         YEAR ENDED
                                                                                                 JUNE 30, 1998     DECEMBER 31, 1997
                                                                                               -----------------   ----------------
OPERATIONS:
Net investment income ......................................................................   $      16,640,002   $     30,758,096
Net realized gain on investments ...........................................................         103,686,984        161,505,567
Capital gains distributions from mutual funds ..............................................          43,285,676        289,703,358
Net unrealized appreciation of investments during the period ...............................       1,226,568,069      1,001,756,337
                                                                                               -----------------   ----------------
   Increase in net assets resulting from operations ........................................       1,390,180,731      1,483,723,358
                                                                                               -----------------   ----------------
PRINCIPAL TRANSACTIONS:
Purchase payments ..........................................................................       1,149,567,312      1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ........        (269,046,650)      (328,105,329)
Annuity benefit payments ...................................................................          (1,352,377)        (2,273,125)
Amounts transferred from VALIC general account .............................................         295,110,833        518,857,110
                                                                                               -----------------   ----------------
   Increase in net assets resulting from principal transactions ............................       1,174,279,118      1,987,030,690
                                                                                               -----------------   ----------------
TOTAL INCREASE IN NET ASSETS ...............................................................       2,564,459,849      3,470,754,048

NET ASSETS:
Beginning of period ........................................................................      10,327,314,408      6,856,560,360
                                                                                               -----------------   ----------------
End of period ..............................................................................   $  12,891,774,257   $ 10,327,314,408
                                                                                               =================   ================

================================================================================
4                       FINANCIAL STATEMENTS (Unaudited)
================================================================================


                                                          AGSPC            PUTNAM
STATEMENTS OF NET ASSETS                               INTERNATIONAL       GLOBAL            TEMPLETON           TEMPLETON
JUNE 30, 1998                                            EQUITIES          GROWTH             FOREIGN          INTERNATIONAL
                                                           FUND             FUND                FUND               FUND
                                                        DIVISION 11       DIVISION 28        DIVISION 32         DIVISION 20
                                                       -------------     -------------      -------------      -------------
ASSETS:

Investment in shares of mutual funds, at market ..     $ 156,124,618     $ 101,872,594      $ 219,742,274      $ 839,935,570
Balance due (to) from VALIC general account ......           719,663           (82,881)          (108,130)        (1,857,030)
                                                       -------------     -------------      -------------      -------------
NET ASSETS .......................................     $ 156,844,281     $ 101,789,713      $ 219,634,144      $ 838,078,540
                                                       =============     =============      =============      =============
CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts
   (Net of applicable contract loans-partial
   withdrawals with right of reinvestment) .......     $ 156,665,634     $ 101,748,612      $ 219,588,968      $ 837,852,173
Reserves for annuity contracts on benefit ........           178,647            41,101             45,176            226,367
                                                       -------------     -------------      -------------      -------------
TOTAL CONTRACT OWNER RESERVES ....................     $ 156,844,281     $ 101,789,713      $ 219,634,144      $ 838,078,540
                                                       =============     =============      =============      =============


STATEMENTS OF NET ASSETS
JUNE 30, 1998


                                                                     AMERICAN CENTURY                    AGSPC          AGSPC
                                                                         TWENTIETH       FOUNDERS       GROWTH &        SOCIAL
                                                                       CENTURY ULTRA      GROWTH         INCOME        AWARENESS
                                                                           FUND            FUND           FUND           FUND
                                                                         DIVISION 31    DIVISION 30    DIVISION 16    DIVISION 12
                                                                        -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................   $ 228,171,782  $ 309,286,805  $ 283,599,263  $ 355,714,374
Balance due (to) from VALIC general account .........................        (116,243)        49,053       (177,434)      (119,839)
                                                                        -------------  -------------  -------------  -------------
NET ASSETS ..........................................................   $ 228,055,539  $ 309,335,858  $ 283,481,829  $ 355,594,535
                                                                        =============  =============  =============  =============

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment) .   $ 228,007,069  $ 309,274,612  $ 283,425,573  $ 355,466,638
Reserves for annuity contracts on benefit ...........................          48,470         61,246         56,256        127,897
                                                                        -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES .......................................   $ 228,055,539  $ 309,335,858  $ 283,481,829  $ 355,594,535
                                                                        =============  =============  =============  =============

STATEMENTS OF NET ASSETS
JUNE 30, 1998


                                                                                          AGSPC                          AGSPC
                                                                        TEMPLETON         ASSET         VANGUARD/     INTERNATIONAL
                                                                     ASSET ALLOCATION   ALLOCATION      WELLINGTON     GOVERNMENT
                                                                           FUND           FUND            FUND          BOND FUND
                                                                        DIVISION 19     DIVISION 5      DIVISION 25    DIVISION 13
                                                                       -------------   -------------   -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market ...................... $ 355,332,491   $ 206,366,059   $ 282,866,578  $ 154,105,422
Balance due (to) from VALIC general account ..........................      (189,445)       (144,000)       (324,285)      (175,731)
                                                                       -------------   -------------   -------------  -------------
NET ASSETS ........................................................... $ 355,143,046   $ 206,222,059   $ 282,542,293  $ 153,929,691
                                                                       =============   =============   =============  =============

CONTRACT OWNER RESERVES:

Reserves for redeemable annuity contracts (Net of applicable
   contract loans - partial withdrawals with right of reinvestment) .. $ 354,836,052   $ 206,126,324   $ 282,511,693    153,883,276
Reserves for annuity contracts on benefit ............................       306,994          95,735          30,600         46,415
                                                                       -------------   -------------   -------------  -------------
TOTAL CONTRACT OWNER RESERVES ........................................ $ 355,143,046   $ 206,222,059   $ 282,542,293  $ 153,929,691
                                                                       =============   =============   =============  =============

================================================================================
                               SEPARATE ACCOUNT A                              5
================================================================================

    AGSPC             AGSPC                               PUTNAM         PUTNAM OTC &                           AGSPC
   SCIENCE &        SMALL CAP           DREYFUS            NEW             EMERGING           AGSPC            MIDCAP
  TECHNOLOGY          INDEX            SMALL CAP       OPPORTUNITIES       GROWTH            GROWTH             INDEX
     FUND             FUND             PORTFOLIO           FUND             FUND              FUND              FUND
  DIVISION 17      DIVISION 14        DIVISION 18       DIVISION 26      DIVISION 27       DIVISION 15        DIVISION 4
---------------   ---------------   ---------------   ---------------  ---------------   ---------------   ---------------

$ 1,089,725,506   $   247,144,384   $   909,362,790   $   287,052,889  $   131,355,760   $ 1,165,736,555   $   809,327,449
        (71,699)         (616,420)       (1,232,017)          122,820         (243,383)         (254,875)         (376,230)
---------------   ---------------   ---------------   ---------------  ---------------   ---------------   ---------------
$ 1,089,653,807   $   246,527,964   $   908,130,773   $   287,175,709  $   131,112,377   $ 1,165,481,680   $   808,951,219
---------------   ---------------   ---------------   ---------------  ---------------   ---------------   ---------------



$ 1,089,273,932   $   246,398,253   $   907,908,738   $   287,159,501  $   131,067,564   $ 1,165,009,131   $   808,584,559
        379,875           129,711           222,035            16,208           44,813           472,549           366,660
---------------   ---------------   ---------------   ---------------  ---------------   ---------------   ---------------
$ 1,089,653,807   $   246,527,964   $   908,130,773   $   287,175,709  $   131,112,377   $ 1,165,481,680   $   808,951,219
===============   ===============   ===============   ===============  ===============   ===============   ===============

                                                                         NEUBERGER&         SCUDDER
                                                                           BERMAN          GROWTH AND
                     AGSPC STOCK INDEX FUND                               GUARDIAN          INCOME            VANGUARD/
--------------------------------------------------------------------       TRUST             FUND            WINDSOR II
 DIVISION 10A      DIVISION 10B     DIVISION 10C      DIVISION 10D      DIVISION 29       DIVISION 21        DIVISION 24
---------------   ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
$   529,687,843   $    41,635,948  $ 2,909,482,448   $    55,026,654   $    65,846,538   $   230,522,025   $   488,321,465
       (504,069)           11,095         (522,708)          (47,559)          (40,197)         (215,505)         (238,607)
---------------   ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
$   529,183,774   $    41,647,043  $ 2,908,959,740   $    54,979,095   $    65,806,341   $   230,306,520   $   488,082,858
---------------   ---------------  ---------------   ---------------   ---------------   ---------------   ---------------



$   515,139,365   $    39,644,005  $ 2,906,788,309   $    54,769,159   $    65,790,184   $   230,226,565   $   487,936,970
     14,044,409         2,003,038        2,171,431           209,936            16,157            79,955           145,888
---------------   ---------------  ---------------   ---------------   ---------------   ---------------   ---------------
$   529,183,774   $    41,647,043  $ 2,908,959,740   $    54,979,095   $    65,806,341   $   230,306,520   $   488,082,858
===============   ===============  ===============   ===============   ===============   ===============   ===============

                                                       VANGUARD          VANGUARD
                                       AGSPC          FIXED INCOME      FIXED INCOME
         AGSPC CAPITAL               GOVERNMENT     SECURITIES FUND -  SECURITIES FUND -
        CONSERVATION FUND            SECURITIES       L/T CORPORATE   L/T U.S. TREASURY       AGSPC MONEY MARKET FUND
--------------------------------       FUND            PORTFOLIO          PORTFOLIO      --------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8        DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
---------------  ---------------   ---------------   ---------------   ---------------   ---------------  ---------------
$     6,383,328  $    59,014,579   $    93,369,609   $    39,219,289   $    54,931,640   $     4,603,115  $   188,224,455
         13,771         (168,891)          (95,538)         (264,017)         (110,393)           12,374           (9,492)
---------------  ---------------   ---------------   ---------------   ---------------   ---------------  ---------------
$     6,397,099  $    58,845,688   $    93,274,071   $    38,955,272   $    54,821,247   $     4,615,489  $   188,214,963
---------------  ---------------   ---------------   ---------------   ---------------   ---------------  ---------------



$     6,392,390  $    58,845,688   $    93,274,071   $    38,955,272   $    54,808,034   $     4,615,489  $   188,197,768
          4,709               --                --                --            13,213                --           17,195
---------------  ---------------   ---------------   ---------------   ---------------   ---------------  ---------------
$     6,397,099  $    58,845,688   $    93,274,071   $    38,955,272   $    54,821,247   $     4,615,489  $   188,214,963
===============  ===============   ===============   ===============   ===============   ===============  ===============

================================================================================
6                       FINANCIAL STATEMENTS (Unaudited)
================================================================================

                                                      AGSPC         PUTNAM
STATEMENTS OF OPERATIONS                           INTERNATIONAL    GLOBAL         TEMPLETON       TEMPLETON
For the six months ended June 30, 1998               EQUITIES       GROWTH          FOREIGN       INTERNATIONAL
                                                       FUND          FUND            FUND             FUND
                                                    DIVISION 11    DIVISION 28     DIVISION 32     DIVISION 20
                                                   -------------  -------------   -------------   -------------
INVESTMENT INCOME:

Dividends from mutual funds .....................  $   1,289,416  $          --   $          --   $  17,844,520
                                                   -------------  -------------   -------------   -------------

EXPENSES:

Mortality and expense risk charge ...............        779,196        482,546       1,303,624       5,023,580
Reimbursement of expenses (Note C) ..............             --        (96,581)       (264,157)             --
                                                   -------------  -------------   -------------   -------------
         Total expenses .........................        779,196        385,965       1,039,467       5,023,580
                                                   -------------  -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ....................        510,220       (385,965)     (1,039,467)     12,820,940
                                                   -------------  -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments .........      2,162,470        (24,226)         78,966      26,483,888
Capital gains distributions from mutual funds ...             --             --              --      31,903,839
Net unrealized appreciation
         of investments during the period .......     18,684,988     13,741,012       3,351,363      28,283,056
                                                   -------------  -------------   -------------   -------------
Net realized and unrealized gain on investments .     20,847,458     13,716,786       3,430,329      86,670,783
                                                   -------------  -------------   -------------   -------------
INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS ..............  $  21,357,678  $  13,330,821   $   2,390,862   $  99,491,723
                                                   =============  =============   =============   =============

STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998           AMERICAN CENTURY                     AGSPC           AGSPC
                                                    TWENTIETH        FOUNDERS        GROWTH &         SOCIAL
                                                   CENTURY ULTRA      GROWTH          INCOME         AWARENESS
                                                       FUND            FUND            FUND            FUND
                                                    DIVISION 31     DIVISION 30     DIVISION 16     DIVISION 12
                                                   -------------   -------------   -------------   -------------
INVESTMENT INCOME:

Dividends from mutual funds .....................  $          --   $          --   $     468,339   $   1,553,882
                                                   -------------   -------------   -------------   -------------

EXPENSES:

Mortality and expense risk charge ...............      1,062,064       1,482,484       1,339,740       1,510,370
Reimbursement of expenses (Note C) ..............       (190,231)       (296,438)             --              --
                                                   -------------   -------------   -------------   -------------
         Total expenses .........................        871,833       1,186,046       1,339,740       1,510,370
                                                   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ....................       (871,833)     (1,186,046)       (871,401)         43,512
                                                   -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS:

Net realized gain on investments ................            618              --       4,112,485          59,486
Capital gains distributions from mutual funds
Net unrealized appreciation .....................             --              --              --              --
         of investments during the period .......     36,228,525      41,447,380      21,053,856      44,966,468
                                                   -------------   -------------   -------------   -------------
Net realized and unrealized gain on investments .     36,229,143      41,447,380      25,166,341      45,025,954
                                                   -------------   -------------   -------------   -------------
INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS ..............  $  35,357,310   $  40,261,334   $  24,294,940   $  45,069,466
                                                   =============   =============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================

   AGSPC           AGSPC                         PUTNAM         PUTNAM OTC &                       AGSPC
  SCIENCE &       SMALL CAP      DREYFUS           NEW           EMERGING        AGSPC             MIDCAP
  TECHNOLOGY       INDEX        SMALL CAP      OPPORTUNITIES      GROWTH         GROWTH            INDEX
    FUND            FUND         PORTFOLIO         FUND            FUND           FUND             FUND
 DIVISION 17     DIVISION 14    DIVISION 18     DIVISION 26     DIVISION 27     DIVISION 15      DIVISION 4
-------------   -------------  -------------   -------------   -------------   -------------   -------------
$          --   $   1,221,375  $          --   $          --   $          --   $          --   $   3,394,419
-------------   -------------  -------------   -------------   -------------   -------------   -------------


    5,036,509       1,210,403      5,579,269       1,366,747         696,495       5,239,386       3,903,537
           --              --       (669,761)       (273,311)       (139,680)             --              --
-------------   -------------  -------------   -------------   -------------   -------------   -------------
    5,036,509       1,210,403      4,909,508       1,093,436         556,815       5,239,386       3,903,537
-------------   -------------  -------------   -------------   -------------   -------------   -------------
   (5,036,509)         10,972     (4,909,508)     (1,093,436)       (556,815)     (5,239,386)       (509,118)
-------------   -------------  -------------   -------------   -------------   -------------   -------------


   19,582,118       3,904,174      8,307,812           8,264         180,643       4,152,520       6,855,427
           --              --             --              --              --              --              --


  128,012,250       5,891,162     42,362,918      36,432,304      16,985,056     158,020,189      52,708,030
-------------   -------------  -------------   -------------   -------------   -------------   -------------
  147,594,368       9,795,336     50,670,730      36,440,568      17,165,699     162,172,709      59,563,457
-------------   -------------  -------------   -------------   -------------   -------------   -------------
$ 142,557,859   $   9,806,308  $  45,761,222   $  35,347,132   $  16,608,884   $ 156,933,323   $  59,054,339
=============   =============  =============   =============   =============   =============   =============

                                                                       NEUBERGER&         SCUDDER
                                                                        BERMAN           GROWTH AND
                      AGSPC STOCK INDEX FUND                           GUARDIAN           INCOME           VANGUARD/
-------------------------------------------------------------------     TRUST              FUND           WINDSOR II
 DIVISION 10A     DIVISION 10B      DIVISION 10C     DIVISION 10D     DIVISION 29        DIVISION 21       DIVISION 24
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------
$     3,059,407  $       240,731   $    16,062,182  $       320,004  $       127,593   $     2,128,713   $     2,943,282
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------


      2,510,268          110,365        13,067,018          263,465          359,440         1,176,147         2,218,240
             --          (49,051)               --               --          (71,816)         (236,499)               --
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------
      2,510,268           61,314        13,067,018          263,465          287,624           939,648         2,218,240
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------
        549,139          179,417         2,995,164           56,539         (160,031)        1,189,065           725,042
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------



     16,440,566        1,176,216         5,771,918        1,989,621           98,972           115,085             7,047
             --               --                --               --               --         1,564,246                --

     61,509,858        4,977,864       395,227,173        6,204,642        5,886,145        10,938,445        45,585,117
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------
     77,950,424        6,154,080       400,999,091        8,194,263        5,985,117        12,617,776        45,592,164
---------------  ---------------   ---------------  ---------------  ---------------   ---------------   ---------------
$    78,499,563  $     6,333,497   $   403,994,255  $     8,250,802  $     5,825,086   $    13,806,841   $    46,317,206
===============  ===============   ===============  ===============  ===============   ===============   ===============

================================================================================
8                       FINANCIAL STATEMENTS (Unaudited)
================================================================================


                                                                                   AGSPC                              AGSPC
                                                                TEMPLETON          ASSET            VANGUARD/      INTERNATIONAL
STATEMENTS OF OPERATIONS                                     ASSET ALLOCATION    ALLOCATION         WELLINGTON       GOVERNMENT
For the six months ended June 30, 1998                            FUND             FUND               FUND           BOND FUND
                                                               DIVISION 19       DIVISION 5        DIVISION 25      DIVISION 13
                                                             ---------------   ---------------   ---------------  ---------------
INVESTMENT INCOME:

Dividends from mutual funds ..............................   $     9,488,692   $     2,884,172   $     3,458,943  $            --
                                                             ---------------   ---------------   ---------------  ---------------

EXPENSES:

Mortality and expense risk charge ........................         2,144,239           976,397         1,281,369          799,144
Reimbursement of expenses (Note C) .......................                --                --                --               --
                                                             ---------------   ---------------   ---------------  ---------------
         Total expenses ..................................         2,144,239           976,397         1,281,369          799,144
                                                             ---------------   ---------------   ---------------  ---------------
NET INVESTMENT INCOME ....................................         7,344,453         1,907,775         2,177,574         (799,144)
                                                             ---------------   ---------------   ---------------  ---------------

REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments ..................         2,545,812         1,707,088            17,910       (2,454,751)
Capital gains distributions from mutual funds ............         9,560,656                --                --               --
Net unrealized appreciation (depreciation)
         of investments during the period ................         7,709,871        17,864,731        13,152,172        6,455,010
                                                             ---------------   ---------------   ---------------  ---------------
Net realized and unrealized gain (loss) on investments ...        19,816,339        19,571,819        13,170,082        4,000,259
                                                             ---------------   ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .......................   $    27,160,792   $    21,479,594   $    15,347,656  $     3,201,115
                                                             ===============   ===============   ===============  ===============

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================



                                                            VANGUARD            VANGUARD
                                            AGSPC          FIXED INCOME        FIXED INCOME
                                          GOVERNMENT      SECURITIES FUND -   SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND           SECURITIES       L/T CORPORATE     L/T U.S. TREASURY       AGSPC MONEY MARKET FUND
----------------------------------          FUND             PORTFOLIO          PORTFOLIO       ----------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8        DIVISION 22         DIVISION 23        DIVISION 2         DIVISION 6
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------
$       199,529    $     1,798,284     $     2,593,701    $       941,486     $     1,091,589   $       112,266    $     4,289,528
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------


         31,586            282,242             453,421            184,455             230,328            22,033            840,295
             --                 --                  --            (15,042)            (19,761)               --                 --
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------
         31,586            282,242             453,421            169,413             210,567            22,033            840,295
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------
        167,943          1,516,042           2,140,280            772,073             881,022            90,233          3,449,233
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------



         14,389            (11,936)             34,619             28,154             341,629                --                 --
             --                 --                  --            256,935                  --                --                 --

         39,740            462,493             950,618            415,819           1,019,814                --                 --
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------
         54,129            450,557             985,237            700,908           1,361,443                --                 --
---------------    ---------------     ---------------    ---------------     ---------------   ---------------    ---------------
$       222,072    $     1,966,599     $     3,125,517    $     1,472,981     $     2,242,465   $        90,233    $     3,449,233
===============    ===============     ===============    ===============     ===============   ===============    ===============

================================================================================
10                      FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  AGSPC
                                                                          INTERNATIONAL EQUITIES
                                                                                  FUND
                                                                     ----------------------------------
                                                                                DIVISION 11
                                                                     ----------------------------------
                                                                        FOR THE             FOR THE
                                                                       SIX MONTHS          YEAR ENDED
                                                                      ENDED JUNE 30,       DECEMBER 31,
                                                                          1998               1997
                                                                     ---------------    ---------------
OPERATIONS:
Net investment income (loss) .....................................   $       510,220    $     1,546,185
Net realized gain (loss) on investments ..........................         2,162,470          8,844,811
Capital gains distributions from mutual funds ....................                --          4,593,062
Net unrealized appreciation (depreciation)
   of investments during the period ..............................        18,684,988        (11,693,489)
                                                                     ---------------    ---------------
     Increase (decrease) in net assets resulting from operations .        21,357,678          3,290,569
                                                                     ---------------    ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................         8,164,862         21,604,936
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................        (5,060,505)        (8,085,959)
Annuity benefit payments .........................................           (12,148)           (10,712)
Amounts transferred (to) from VALIC general account ..............       (19,606,388)       (56,024,580)
                                                                     ---------------    ---------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................       (16,514,179)       (42,516,315)
                                                                     ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................         4,843,499        (39,225,746)

NET ASSETS:
Beginning of period ..............................................       152,000,782        191,226,528
                                                                     ---------------    ---------------
End of period ....................................................   $   156,844,281    $   152,000,782
                                                                     ===============    ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................       122,716,744        156,226,314
Purchase payments ................................................         5,893,539         17,325,859
Surrenders .......................................................        (3,804,319)        (6,456,410)
Transfers - interdivision and (to) from VALIC general account ....       (14,294,559)       (44,379,019)
                                                                     ---------------    ---------------
Accumulation units end of period .................................       110,511,405        122,716,744
                                                                     ===============    ===============
                                                                      JUNE 30, 1998      DEC  31, 1997
                                                                     ---------------    ---------------
Accumulation unit value ..........................................   $      1.417642    $      1.237299
                                                                     ===============    ===============
Annuity unit value assuming a 3.5% discount factor ...............   $      1.049650    $      0.931882
                                                                     ===============    ===============
                                                                           PUTNAM GLOBAL GROWTH FUND
                                                                     ----------------------------------
                                                                                DIVISION 28
                                                                     ----------------------------------
                                                                        FOR THE             FOR THE
                                                                       SIX MONTHS          YEAR ENDED
                                                                      ENDED JUNE 30,      DECEMBER 31,
                                                                          1998               1997
                                                                     ---------------    ---------------
OPERATIONS:
Net investment income (loss) .....................................   $      (385,965)   $       825,963
Net realized gain (loss) on investments ..........................           (24,226)           172,968
Capital gains distributions from mutual funds ....................                --          9,300,593
Net unrealized appreciation (depreciation)
   of investments during the period ..............................        13,741,012         (7,591,166)
                                                                     ---------------    ---------------
     Increase (decrease) in net assets resulting from operations .        13,330,821          2,708,358
                                                                     ---------------    ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................        15,493,582         18,196,466
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................        (1,340,520)          (812,004)
Annuity benefit payments .........................................            (1,110)            (1,799)
Amounts transferred (to) from VALIC general account ..............        15,472,532         21,134,329
                                                                     ---------------    ---------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................        29,624,484         38,516,992
                                                                     ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        42,955,305         41,225,350


NET ASSETS:
Beginning of period ..............................................        58,834,408         17,609,058
                                                                     ---------------    ---------------
End of period ....................................................   $   101,789,713    $    58,834,408
                                                                     ===============    ===============


CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of period ...........................        49,548,732         16,648,600
Purchase payments ................................................        11,414,508         15,748,353
Surrenders .......................................................        (1,084,522)          (675,628)
Transfers - interdivision and (to) from VALIC general account ....        11,684,706         17,827,407
                                                                     ---------------    ---------------
Accumulation units end of period .................................        71,563,424         49,548,732
                                                                     ===============    ===============
                                                                      JUNE 30, 1998      DEC  31, 1997
                                                                     ---------------    ---------------
Accumulation unit value ..........................................   $      1.421500    $      1.186775
                                                                     ===============    ===============
Annuity unit value assuming a 3.5% discount factor ...............   $      1.327096    $      1.127017
                                                                     ===============    ===============

================================================================================
                               SEPARATE ACCOUNT A                             11
================================================================================

                                                                                             AGSPC
      TEMPLETON FOREIGN FUND                TEMPLETON INTERNATIONAL FUND             SCIENCE & TECHNOLOGY FUND
-----------------------------------     -----------------------------------     -----------------------------------
            DIVISION 32                            DIVISION 20                             DIVISION 17
-----------------------------------     -----------------------------------     -----------------------------------
    FOR THE           FOR THE               FOR THE             FOR THE            FOR THE             FOR THE
  SIX MONTHS         YEAR ENDED           SIX MONTHS           YEAR ENDED         SIX MONTHS          YEAR ENDED
 ENDED JUNE 30,      DECEMBER 31,        ENDED JUNE 30,       DECEMBER 31,       ENDED JUNE 30,       DECEMBER 31,
   1998                  1997                1998                1997                1998                1997
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$    (1,039,467)    $     3,566,211     $    12,820,940     $     7,044,706     $    (5,036,509)    $    (8,359,405)
         78,966             180,290          26,483,888          24,143,886          19,582,118          27,202,326
             --          12,359,374          31,903,839           6,157,699                  --                  --

      3,351,363         (16,286,999)         28,283,056          33,826,345         128,012,250         (11,571,856)
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
      2,390,862            (181,124)         99,491,723          71,172,636         142,557,859           7,271,065
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

     38,808,442          63,929,059          62,177,010         127,443,761         103,782,128         203,196,325

     (3,944,961)         (2,231,179)        (18,491,047)        (21,498,080)        (21,207,558)        (27,661,660)
         (1,054)             (1,149)             (4,858)             (6,675)             (9,616)            (17,353)
      1,528,854          79,881,321         (34,833,475)         22,603,734         (45,130,460)         15,908,913
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

     36,391,281         141,578,052           8,847,630         128,542,740          37,434,494         191,426,225
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
     38,782,143         141,396,928         108,339,353         199,715,376         179,992,353         198,697,290


    180,852,001          39,455,073         729,739,187         530,023,811         909,661,454         710,964,164
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$   219,634,144     $   180,852,001     $   838,078,540     $   729,739,187     $ 1,089,653,807     $   909,661,454
===============     ===============     ===============     ===============     ===============     ===============


    159,201,107          36,671,828         463,174,350         378,581,949         397,842,959         315,809,646
     31,743,914          55,441,897          34,560,978          81,609,273          40,721,225          88,179,109
     (3,772,350)         (1,875,284)        (11,185,543)        (13,712,830)         (8,940,498)        (11,448,429)
      2,156,776          68,962,666         (18,666,235)         16,695,958         (16,980,161)          5,302,633
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
    189,329,447         159,201,107         467,883,550         463,174,350         412,643,525         397,842,959
===============     ===============     ===============     ===============     ===============     ===============

 JUNE 30, 1998       DEC. 31, 1997       JUNE 30, 1998       DEC. 31, 1997       JUNE 30, 1998       DEC. 31, 1997
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$      1.159676     $      1.135778     $      1.790728     $      1.575168     $      2.639721     $      2.285739
===============     ===============     ===============     ===============     ===============     ===============
$      1.082659     $      1.078588     $      1.562270     $      1.397849     $      2.286958     $      2.014348
===============     ===============     ===============     ===============     ===============     ===============

                AGSPC
               SMALL CAP
               INDEX FUND
   -----------------------------------
              DIVISION 14
   -----------------------------------
      FOR THE             FOR THE
     SIX MONTHS          YEAR ENDED
    ENDED JUNE 30,       DECEMBER 31,
        1998                1997
   ---------------     ---------------
   $        10,972     $       321,469
         3,904,174           7,403,801
                --          17,477,318

         5,891,162          13,195,192
   ---------------     ---------------
         9,806,308          38,397,780
   ---------------     ---------------

        15,124,084          26,031,893

        (5,826,123)         (8,101,115)
            (3,871)             (6,381)
        (2,641,184)        (10,731,749)
   ---------------     ---------------

         6,652,906           7,192,648
   ---------------     ---------------
        16,459,214          45,590,428


       230,068,750         184,478,322
   ---------------     ---------------
   $   246,527,964     $   230,068,750
   ===============     ===============


       106,279,077         103,320,842
         6,489,656          13,258,805
        (2,532,772)         (4,191,154)
        (1,058,932)         (6,109,416)
   ---------------     ---------------
       109,177,029         106,279,077
   ===============     ===============
    JUNE 30, 1998       DEC. 31, 1997
   ---------------     ---------------
   $      2.256869     $      2.163595
   ===============     ===============
   $      1.825977     $      1.780625
   ===============     ===============

================================================================================
12                      FINANCIAL STATEMENTS (Unaudited)
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


                                                                    DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                    -----------------------------   -----------------------------
                                                                            DIVISION 18                     DIVISION 26
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                     SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,
                                                                       1998            1997            1998            1997
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:

Net investment income (loss) .....................................  $  (4,909,508)  $  (7,877,254)  $  (1,093,436)  $  (1,052,294)
Net realized gain (loss) on investments ..........................      8,307,812      10,514,976           8,264         242,887
Capital gains distributions from mutual funds ....................             --      47,781,324              --       3,494,327
Net unrealized appreciation (depreciation)
   of investments during the period ..............................     42,362,918      56,534,602      36,432,304      18,445,868
                                                                    -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ............     45,761,222     106,953,648      35,347,132      21,130,788
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:

Purchase payments ................................................     74,006,456     152,268,343      46,172,989      51,769,269
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................    (19,125,396)    (25,995,894)     (3,579,946)     (2,540,805)
Annuity benefit payments .........................................         (6,570)        (13,079)           (250)            (61)
Amounts transferred (to) from VALIC general account ..............    (42,329,247)    (41,774,769)     44,399,206      44,254,408
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................     12,545,243      84,484,601      86,991,999      93,482,811
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS .....................................     58,306,465     191,438,249     122,339,131     114,613,599

NET ASSETS:

Beginning of period ..............................................    849,824,308     658,386,059     164,836,578      50,222,979
                                                                    -------------   -------------   -------------   -------------
End of period ....................................................  $ 908,130,773   $ 849,824,308   $ 287,175,709   $ 164,836,578
                                                                    =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:

Accumulation units beginning of period ...........................    479,851,525     428,883,250     143,395,066      53,001,699
Purchase payments ................................................     39,245,189      92,300,416      35,528,973      49,995,408
Surrenders .......................................................    (11,144,907)    (15,764,818)     (2,718,677)     (2,517,125)
Transfers - interdivision and (to) from VALIC general account ....    (21,329,249)    (25,567,323)     35,546,444      42,915,084
                                                                    -------------   -------------   -------------   -------------
Accumulation units end of period .................................    486,622,558     479,851,525     211,751,806     143,395,066
                                                                    =============   =============   =============   =============
                                                                    June 30, 1998   Dec. 31, 1997   June 30, 1998   Dec. 31, 1997
                                                                    -------------   -------------   -------------   -------------
Accumulation unit value ..........................................  $    1.865735   $    1.770622   $    1.355962   $    1.149453
                                                                    =============   =============   =============   =============
Annuity unit value assuming a 3.5% discount factor ...............  $    1.627708   $    1.571300   $    1.265908   $    1.091574
                                                                    =============   =============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


      PUTNAM OTC & EMERGING                      AGSPC                               AGSPC
          GROWTH FUND                         GROWTH FUND                      MIDCAP INDEX FUND
---------------------------------   ---------------------------------   ---------------------------------
          DIVISION 27                         DIVISION 15                         DIVISION 4
---------------------------------   ---------------------------------   ---------------------------------
    FOR THE         FOR THE            FOR THE           FOR THE           FOR THE         FOR THE
   SIX MONTHS      YEAR ENDED         SIX MONTHS         YEAR ENDED       SIX MONTHS      YEAR ENDED
 ENDED JUNE 30,   DECEMBER 31,      ENDED JUNE 30,      DECEMBER 31,     ENDED JUNE 30,   DECEMBER 31,
     1998             1997               1998              1997              1998               1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$      (556,815)  $      (720,013)  $    (5,239,386)  $    (7,550,418)  $      (509,118)  $       535,199
        180,643           (47,363)        4,152,520         6,207,654         6,855,427        19,471,600
             --                --                --        15,041,175                --        39,891,431

     16,985,056         8,912,297       158,020,189       132,575,644        52,708,030       109,426,279
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     16,608,884         8,144,921       156,933,323       146,274,055        59,054,339       169,324,509
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     18,063,312        32,976,492        93,043,358       185,814,571        37,704,821        66,141,090

     (2,234,911)       (1,887,137)      (21,898,577)      (24,997,689)      (18,362,204)      (24,993,718)
         (1,115)           (1,777)          (12,940)          (18,116)          (12,080)          (20,499)
      1,220,077        14,456,676        (4,006,953)         (764,959)          (47,342)      (45,549,090)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     17,047,363        45,544,254        67,124,888       160,033,807        19,283,195        (4,422,217)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     33,656,247        53,689,175       224,058,211       306,307,862        78,337,534       164,902,292


     97,456,130        43,766,955       941,423,469       635,115,607       730,613,685       565,711,393
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$   131,112,377   $    97,456,130   $ 1,165,481,680   $   941,423,469   $   808,951,219   $   730,613,685
===============   ===============   ===============   ===============   ===============   ===============


     99,785,041        48,902,828       453,172,490       366,272,509       171,065,657       172,816,978
     16,683,349        36,775,163        40,509,471        99,349,760         8,195,517        17,600,471
     (2,350,967)       (2,370,530)      (10,101,467)      (12,033,793)       (4,096,803)       (6,688,206)
      1,426,472        16,477,580        (1,117,601)         (415,986)          124,225       (12,663,586)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    115,543,895        99,785,041       482,462,893       453,172,490       175,288,596       171,065,657
===============   ===============   ===============   ===============   ===============   ===============


  JUNE 30, 1998     DEC. 31, 1997     JUNE 30, 1998     DEC. 31, 1997     JUNE 30, 1998     DEC. 31, 1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$      1.134179   $      0.976262   $      2.414696   $      2.076503   $      4.612876   $      4.269122
===============   ===============   ===============   ===============   ===============   ===============
$      1.058853   $      0.927104   $      2.092006   $      1.829953   $      2.737620   $      2.577196
===============   ===============   ===============   ===============   ===============   ===============

         AMERICAN CENTURY -
   TWENTIETH CENTURY ULTRA FUND
 ---------------------------------
           DIVISION 31
 ---------------------------------
   FOR THE            FOR THE
  SIX MONTHS         YEAR ENDED
 ENDED JUNE 30,     DECEMBER 31,
      1998              1997
 ---------------   ---------------
 $      (871,833)  $      (633,243)
             618           316,651
              --        24,559,704

      36,228,525       (16,326,801)
 ---------------   ---------------
      35,357,310         7,916,311
 ---------------   ---------------

      39,787,181        43,175,072

      (2,556,201)       (1,444,132)
            (903)             (950)
      31,699,763        56,804,430
 ---------------   ---------------

      68,929,840        98,534,420
 ---------------   ---------------
     104,287,150       106,450,731


     123,768,389        17,317,658
 ---------------   ---------------
 $   228,055,539   $   123,768,389
 ===============   ===============


      97,745,282        16,654,076
      27,069,804        36,243,458
      (1,766,149)       (1,152,164)
      22,912,218        45,999,912
 ---------------   ---------------
     145,961,155        97,745,282
 ===============   ===============


   JUNE 30, 1998     DEC. 31, 1997
 ---------------   ---------------
 $      1.561536   $      1.265937
 ===============   ===============
 $      1.457829   $      1.202193
 ===============   ===============

================================================================================
14                      FINANCIAL STATEMENTS (Unaudited)
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                               AGSPC
                                                                        FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                    -----------------------------   -----------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE         FOR THE          FOR THE        FOR THE
                                                                     SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,
                                                                        1998            1997            1998            1997
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income (loss) .....................................  $  (1,186,046)  $    (229,837)  $    (871,401)  $  (1,206,116)
Net realized gain (loss) on investments ..........................             --         270,661       4,112,485       3,270,580
Capital gains distributions from mutual funds ....................             --      21,678,474              --       2,863,622
Net unrealized appreciation (depreciation)
   of investments during the period ..............................     41,447,380      (6,466,051)     21,053,856      38,217,716
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets resulting from operations .     40,261,334      15,253,247      24,294,940      43,145,802
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:

Purchase payments ................................................     56,081,883      54,770,398      21,855,054      44,825,180
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................     (3,673,938)     (1,863,811)     (5,955,286)     (8,344,519)
Annuity benefit payments .........................................           (384)            (66)         (1,854)         (2,954)
Amounts transferred (to) from VALIC general account ..............     46,198,732      70,189,987     (13,807,000)      5,944,261
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................     98,606,293     123,096,508       2,090,914      42,421,968
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS .....................................    138,867,627     138,349,755      26,385,854      85,567,770

NET ASSETS:

Beginning of period ..............................................    170,468,231      32,118,476     257,095,975     171,528,205
                                                                    -------------   -------------   -------------   -------------
End of period ....................................................  $ 309,335,858   $ 170,468,231   $ 283,481,829   $ 257,095,975
                                                                    =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:

Accumulation units beginning of period ...........................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ................................................     38,464,708      45,575,203      10,654,566      24,988,066
Surrenders .......................................................     (2,799,585)     (1,491,261)     (3,032,355)     (4,697,640)
Transfers - interdivision and (to) from VALIC general account ....     33,836,430      56,885,756      (6,476,480)      3,802,494
                                                                    -------------   -------------   -------------   -------------
Accumulation units end of period .................................    201,668,715     132,167,162     133,580,286     132,434,555
                                                                    =============   =============   =============   =============
                                                                    JUNE 30, 1998   DEC. 31, 1997   JUNE 30, 1998   DEC. 31, 1997
                                                                    -------------   -------------   -------------   -------------
Accumulation unit value ..........................................  $    1.533244   $    1.289513   $    2.121762   $    1.940905
                                                                    =============   =============   =============   =============
Annuity unit value assuming a 3.5% discount factor ...............  $    1.431417   $    1.224581   $    1.838217   $    1.710454
                                                                    =============   =============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


              AGSPC
      SOCIAL AWARENESS FUND                                  AGSPC STOCK INDEX FUND
---------------------------------   ---------------------------------------------------------------------
            DIVISION 12                       DIVISION 10A                        DIVISION 10B
---------------------------------   ---------------------------------   ---------------------------------
  FOR THE             FOR THE          FOR THE            FOR THE          FOR THE            FOR THE
 SIX MONTHS          YEAR ENDED       SIX MONTHS         YEAR ENDED       SIX MONTHS         YEAR ENDED
ENDED JUNE 30,      DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,     DECEMBER 31,
    1998               1997               1998             1997               1998             1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$        43,512   $       281,520   $       549,139   $     2,030,016   $       179,417   $       399,877
         59,486         1,158,707        16,440,566        23,392,823         1,176,216         2,137,197
             --         9,560,562                --         2,365,369                --           185,844

     44,966,468        33,369,211        61,509,858        89,338,679         4,977,864         6,910,324
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     45,069,466        44,370,000        78,499,563       117,126,887         6,333,497         9,633,242
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


     37,382,214        44,746,508         1,921,593         3,670,819           106,745           231,218

     (5,717,768)       (5,475,293)      (15,089,125)      (24,373,318)       (1,473,284)       (2,331,031)
         (7,451)               --          (996,438)       (1,717,390)         (162,141)         (285,785)
     35,288,102        55,022,728        (4,935,202)       (3,572,644)         (103,805)       (1,027,537)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     66,945,097        94,293,943       (19,099,172)      (25,992,533)       (1,632,485)       (3,413,135)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    112,014,563       138,663,943        59,400,391        91,134,354         4,701,012         6,220,107


    243,579,972       104,916,029       469,783,383       378,649,029        36,946,031        30,725,924
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$   355,594,535   $   243,579,972   $   529,183,774   $   469,783,383   $    41,647,043   $    36,946,031
===============   ===============   ===============   ===============   ===============   ===============

     81,577,104        46,574,016        25,835,933        27,379,389         1,256,974         1,380,401
     11,132,182        16,505,152            98,194           226,321             3,408             9,647
     (1,703,858)       (1,970,414)         (887,732)       (1,529,579)          (86,378)          (92,576)
     11,097,380        20,468,350          (245,672)         (240,198)           (4,592)          (40,498)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    102,102,808        81,577,104        24,800,723        25,835,933         1,169,412         1,256,974
===============   ===============   ===============   ===============   ===============   ===============


  June 30, 1998     Dec. 31, 1997     June 30, 1998     Dec. 31, 1997     June 30, 1998     Dec. 31, 1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$      3.481302   $      2.985333   $     20.678249   $     17.679054   $     32.808936   $     27.956641
===============   ===============   ===============   ===============   ===============   ===============
$      2.577630   $      2.248428   $      5.671372   $      4.932202   $      7.652044   $      6.632506
===============   ===============   ===============   ===============   ===============   ===============

================================================================================
16                      FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          AGSPC STOCK INDEX FUND
                                                                  -----------------------------------------------------------------
                                                                            DIVISION 10C                      DIVISION 10D
                                                                  ---------------------------------   -----------------------------
                                                                     FOR THE            FOR THE         FOR THE           FOR THE
                                                                    SIX MONTHS         YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                                   ENDED JUNE 30,     DECEMBER 31,     ENDED JUNE 30,   DECEMBER 31,
                                                                       1998              1997             1998            1997
                                                                  ---------------   ---------------   -------------   -------------
OPERATIONS:

Net investment income (loss) ...................................  $     2,995,164   $     9,342,792   $      56,539   $     222,212
Net realized gain (loss) on investments ........................        5,771,918        19,691,626       1,989,621       3,421,747
Capital gains distributions from mutual funds ..................               --        11,611,427              --         249,976
Net unrealized appreciation (depreciation)
   of investments during the period ............................      395,227,173       475,943,738       6,204,642       9,003,055
                                                                  ---------------   ---------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations.      403,994,255       516,589,583       8,250,802      12,896,990
                                                                  ---------------   ---------------   -------------   -------------

PRINCIPAL TRANSACTIONS:

Purchase payments ..............................................      182,411,076       264,734,800         328,267         789,193
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ...........................      (59,057,525)      (73,944,144)     (1,803,449)     (2,598,402)
Annuity benefit payments .......................................          (84,653)         (120,896)         (8,464)        (13,201)
Amounts transferred (to) from VALIC general account ............       71,369,087        72,721,787      (1,461,088)     (3,872,680)
                                                                  ---------------   ---------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ...................      194,637,985       263,391,547      (2,944,734)     (5,695,090)
                                                                  ---------------   ---------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ...................................      598,632,240       779,981,130       5,306,068       7,201,900

NET ASSETS:

Beginning of period ............................................    2,310,327,500     1,530,346,370      49,673,027      42,471,127
                                                                  ---------------   ---------------   -------------   -------------
End of period ..................................................  $ 2,908,959,740   $ 2,310,327,500   $  54,979,095   $  49,673,027
                                                                  ===============   ===============   =============   =============

CHANGE IN UNITS OUTSTANDING:

Accumulation units beginning of period .........................      615,053,124       536,806,965       7,438,537       8,381,704
Purchase payments ..............................................       42,638,343        77,757,636          45,354         132,628
Surrenders .....................................................      (14,076,990)      (20,920,257)       (245,085)       (430,026)
Transfers - interdivision and (to) from VALIC general account ..       18,521,881        21,408,780        (199,490)       (645,769)
                                                                  ---------------   ---------------   -------------   -------------
Accumulation units end of period ...............................      662,136,358       615,053,124       7,039,316       7,438,537
                                                                  ===============   ===============   =============   =============
                                                                  JUNE 30, 1998      DEC. 31, 1997    JUNE 30, 1998   DEC. 31, 1997
                                                                  ---------------   ---------------   -------------   -------------
Accumulation unit value ........................................  $      4.389825   $      3.753436   $    7.780466   $    6.652806
                                                                  ===============   ===============   =============   =============
Annuity unit value assuming a 3.5% discount factor .............  $      3.052729   $      2.655080   $    4.438519   $    3.860513
                                                                  ===============   ===============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

      NEUBERGER&BERMAN                   SCUDDER GROWTH AND
        GUARDIAN TRUST                      INCOME FUND                  VANGUARD/WINDSOR II
-------------------------------   -------------------------------   -------------------------------
         DIVISION 29                       DIVISION 21                      DIVISION 24
-------------------------------   -------------------------------   -------------------------------
  FOR THE          FOR THE          FOR THE           FOR THE         FOR THE          FOR THE
 SIX MONTHS       YEAR ENDED       SIX MONTHS        YEAR ENDED      SIX MONTHS       YEAR ENDED
ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,    ENDED JUNE 30,    DECEMBER 31,
    1998              1997            1998              1997             1998             1997
--------------   --------------   --------------   --------------   --------------   --------------
$     (160,031)  $      (99,741)  $    1,189,065   $    1,085,048   $      725,042   $    3,037,913
        98,972          406,993          115,085          269,953            7,047          741,743
            --        3,161,542        1,564,246        8,952,194               --       18,541,072

     5,886,145       (1,574,737)      10,938,445        4,003,711       45,585,117       16,110,878
--------------   --------------   --------------   --------------   --------------   --------------
     5,825,086        1,894,057       13,806,841       14,310,906       46,317,206       38,431,606


    10,468,112       14,861,097       43,742,351       37,754,331       75,720,243       82,698,118

      (645,107)        (661,852)      (2,995,391)      (1,502,937)      (7,950,582)      (3,075,223)
            --               --           (1,970)          (2,106)          (2,825)          (1,497)
     3,851,427       21,010,215       40,370,288       66,400,722       98,601,617      115,544,417
--------------   --------------   --------------   --------------   --------------   --------------

    13,674,432       35,209,460       81,115,278      102,650,010      166,368,453      195,165,815
    19,499,518       37,103,517       94,922,119      116,960,916      212,685,659      233,597,421


    46,306,823        9,203,306      135,384,401       18,423,485      275,397,199       41,799,778
--------------   --------------   --------------   --------------   --------------   --------------
$   65,806,341   $   46,306,823   $  230,306,520   $  135,384,401   $  488,082,858   $  275,397,199
==============   ==============   ==============   ==============   ==============   ==============


    35,406,663        8,211,592       94,225,984       16,524,046      187,929,868       37,292,761
     7,150,215       11,711,541       27,396,149       28,874,922       45,762,044       63,199,633
      (659,021)        (501,980)      (1,822,843)      (1,088,301)      (4,634,303)      (2,242,658)
     2,995,594       15,985,510       26,733,777       49,915,317       62,667,116       89,680,132
--------------   --------------   --------------   --------------   --------------   --------------
    44,893,451       35,406,663      146,533,067       94,225,984      291,724,725      187,929,868
==============   ==============   ==============   ==============   ==============   ==============


 JUNE 30, 1998    DEC. 31, 1997    JUNE 30, 1998    DEC. 31, 1997    JUNE 30, 1998    DEC. 31, 1997
--------------   --------------   --------------   --------------   --------------   --------------
$     1.464982   $     1.307438   $     1.570816   $     1.436011   $     1.672151   $     1.464949
==============   ==============   ==============   ==============   ==============   ==============
$     1.367689   $     1.241604   $     1.466491   $     1.363703   $     1.561099   $     1.391183
==============   ==============   ==============   ==============   ==============   ==============

         TEMPLETON ASSET
         ALLOCATION FUND
 -------------------------------
           DIVISION 19
 -------------------------------
    FOR THE          FOR THE
   SIX MONTHS       YEAR ENDED
 ENDED JUNE 30,     DECEMBER 31,
      1998             1997
 --------------   --------------
 $    7,344,453   $    2,826,899
      2,545,812          982,063
      9,560,576       11,661,872

      7,709,951       13,366,704
 --------------   --------------
     27,160,792       28,837,538


     30,628,302       61,278,823

     (7,793,496)      (9,457,167)
        (12,050)         (19,742)
    (11,714,787)      41,633,946
 --------------   --------------

     11,107,969       93,435,860
     38,268,761      122,273,398


    316,874,285      194,600,887
 --------------   --------------
 $  355,143,046   $  316,874,285
 ==============   ==============


    196,150,946      137,384,670
     17,661,032       38,574,901
     (5,080,712)      (5,822,716)
     (6,054,553)      26,014,091
 --------------   --------------
    202,676,713      196,150,946
 ==============   ==============
  JUNE 30, 1998    DEC. 31, 1997
 --------------   --------------
 $     1.750749   $     1.613943
 ==============   ==============
 $     1.527392   $     1.432259
 ==============   ==============

================================================================================
18                      FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                              AGSPC
                                                                         ASSET ALLOCATION
                                                                                FUND                    VANGUARD/WELLINGTON FUND
                                                                    -----------------------------   -----------------------------
                                                                             DIVISION 5                      DIVISION 25
                                                                    -----------------------------   -----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                     SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                                    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,
                                                                        1998            1997            1998            1997
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:

Net investment income ............................................  $   1,907,775   $   3,768,356   $   2,177,574   $   3,011,918
Net realized gain (loss) on investments ..........................      1,707,088       5,941,975          17,910         713,048
Capital gains distributions from mutual funds ....................             --      10,546,782              --       7,375,024
Net unrealized appreciation (depreciation)
   of investments during the period ..............................     17,864,731      14,486,554      13,152,172       3,998,391
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets resulting from operations .     21,479,594      34,743,667      15,347,656      15,098,381
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:

Purchase payments ................................................      7,642,146      11,497,764      48,919,696      51,882,204
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................     (6,332,182)    (10,611,952)     (4,067,899)     (2,456,686)
Annuity benefit payments .........................................         (4,652)         (8,301)           (617)            (68)
Amounts transferred (to) from VALIC general account ..............     (1,140,839)    (24,272,661)     66,298,910      66,331,198
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................        164,473     (23,395,150)    111,150,090     115,756,648
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     21,644,067      11,348,517     126,497,746     130,855,029

NET ASSETS:

Beginning of period ..............................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                    -------------   -------------   -------------   -------------
End of period ....................................................  $ 206,222,059   $ 184,577,992   $ 282,542,293   $ 156,044,547
                                                                    =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:

Accumulation units beginning of period ...........................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments ................................................      2,195,457       3,898,053      33,580,337      42,072,769
Surrenders .......................................................     (1,859,027)     (3,591,047)     (2,712,413)     (1,913,812)
Transfers - interdivision and (to) from VALIC general account ....       (263,771)     (8,292,272)     47,339,924      53,404,190
                                                                    -------------   -------------   -------------   -------------
Accumulation units end of period .................................     57,380,010      57,307,351     194,637,629     116,429,781
                                                                    =============   =============   =============   =============
                                                                    JUNE 30, 1998   DEC. 31, 1997   JUNE 30, 1998   DEC. 31, 1997
                                                                    -----------------------------   -----------------------------
Accumulation unit value ..........................................  $    3.592302   $    3.219282   $    1.450823   $    1.340109
                                                                    =============   =============   =============   =============
Annuity unit value assuming a 3.5% discount factor ...............  $    2.162416   $    1.971210   $    1.354468   $    1.272630
                                                                    =============   =============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================

             AGSPC
     INTERNATIONAL GOVERNMENT                                                        AGSPC
           BOND FUND                                                        CAPITAL CONSERVATION FUND
---------------------------------   ---------------------------------   ---------------------------------
          DIVISION 13                       DIVISION 1                             DIVISION 7
---------------------------------   ---------------------------------   ---------------------------------
  FOR THE         FOR THE             FOR THE           FOR THE            FOR THE            FOR THE
 SIX MONTHS      YEAR ENDED          SIX MONTHS        YEAR ENDED         SIX MONTHS         YEAR ENDED
ENDED JUNE 30,   DECEMBER 31,       ENDED JUNE 30,     DECEMBER 31,      ENDED JUNE 30,     DECEMBER 31,
    1998              1997              1998              1997               1998              1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$      (799,144)  $     4,595,764   $       167,943   $       344,608   $     1,516,042   $     2,913,560
     (2,454,751)       (3,911,328)           14,389            23,005           (11,936)         (805,486)
             --           136,607                --                --                --                --

      6,455,010       (11,068,351)           39,740            90,579           462,493         1,739,391
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
      3,201,115       (10,247,308)          222,072           458,192         1,966,599         3,847,465
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     14,073,495        40,582,861            53,750           366,816         3,930,913         7,324,860

     (3,528,732)       (6,757,210)         (168,543)         (389,473)       (1,742,681)       (3,026,469)
         (1,063)             (274)             (227)             (526)               --                --
    (26,014,881)      (35,550,483)         (137,479)         (509,353)         (727,871)       (8,016,607)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

    (15,471,181)       (1,725,106)         (252,499)         (532,536)        1,460,361        (3,718,216)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    (12,270,066)      (11,972,414)          (30,427)          (74,344)        3,426,960           129,249

    166,199,757       178,172,171         6,427,526         6,501,870        55,418,728        55,289,479
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$   153,929,691   $   166,199,757   $     6,397,099   $     6,427,526   $    58,845,688   $    55,418,728
===============   ===============   ===============   ===============   ===============   ===============

    111,480,591       112,601,593         1,831,961         1,991,536        28,242,598        30,286,494
      9,624,430        27,009,353            14,923           109,285         1,944,530         3,840,755
     (2,467,307)       (4,696,042)          (47,455)         (116,952)         (889,972)       (1,555,673)
    (17,351,367)      (23,434,313)          (38,641)         (151,908)         (338,894)       (4,328,978)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
    101,286,347       111,480,591         1,760,788         1,831,961        28,958,262        28,242,598
===============   ===============   ===============   ===============   ===============   ===============


  JUNE 30, 1998     DEC. 31, 1997     JUNE 30, 1998     DEC. 31, 1997     JUNE 30, 1998     DEC. 31, 1997
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$      1.519259   $      1.490645   $      3.630414   $      3.505970   $      2.032086   $      1.962239
===============   ===============   ===============   ===============   ===============   ===============
$      1.205492   $      1.203136   $      1.896888   $      1.863379   $      1.327229   $      1.303657
===============   ===============   ===============   ===============   ===============   ===============
              AGSPC
       GOVERNMENT SECURITIES
            FUND
---------------------------------
          DIVISION 8
---------------------------------
  FOR THE            FOR THE
 SIX MONTHS         YEAR ENDED
ENDED JUNE 30,      DECEMBER 31,
     1998              1997
---------------   ---------------
$     2,140,280   $     4,230,305
         34,619          (985,278)
             --                --

        950,618         3,130,717
---------------   ---------------
      3,125,517         6,375,744
---------------   ---------------

      6,255,565        12,424,460

     (2,166,746)       (3,958,609)
             --                --
     (2,107,553)      (12,246,246)
---------------   ---------------

      1,981,266        (3,780,395)
---------------   ---------------
      5,106,783         2,595,349

     88,167,288        85,571,939
---------------   ---------------
$    93,274,071   $    88,167,288
===============   ===============

     45,034,894        47,130,169
      3,396,714         6,646,726
     (1,124,850)       (2,143,349)
     (1,273,540)       (6,598,652)
---------------   ---------------
     46,033,218        45,034,894
===============   ===============


  JUNE 30, 1998     DEC. 31, 1997
---------------   ---------------
$      2.026234   $      1.957755
===============   ===============
$      1.323407   $      1.300676
===============   ===============

================================================================================
20                      FINANCIAL STATEMENTS (Unaudited)
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      VANGUARD FIXED INCOME            VANGUARD FIXED INCOME
                                                                       SECURITIES FUND - L/T           SECURITIES FUND - L/T
                                                                        CORPORATE PORTFOLIO           U.S. TREASURY PORTFOLIO
                                                                    -----------------------------   -----------------------------
                                                                            DIVISION 22                     DIVISION 23
                                                                    -----------------------------   -----------------------------
                                                                       FOR THE        FOR THE         FOR THE          FOR THE
                                                                     SIX MONTHS      YEAR ENDED      SIX MONTHS       YEAR ENDED
                                                                    ENDED JUNE 30,  DECEMBER 31,    ENDED JUNE 30,   DECEMBER 31,
                                                                        1998            1997            1998            1997
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:

Net investment income ............................................  $     772,073   $     506,655   $     881,022   $     567,564
Net realized gain (loss) on investments ..........................         28,154          36,716         341,629          94,335
Capital gains distributions from mutual funds ....................        256,935         156,984              --              --
Net unrealized appreciation (depreciation)
   of investments during the period ..............................        415,819         643,127       1,019,814       1,066,785
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets resulting from operations .      1,472,981       1,343,482       2,242,465       1,728,684
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:

Purchase payments ................................................      8,351,658       6,013,744      10,697,913       6,985,216
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................       (879,219)       (167,812)       (714,555)       (265,787)
Annuity benefit payments .........................................             --              --            (273)           (176)
Amounts transferred (to) from VALIC general account ..............      9,569,803       9,719,778      18,957,483      10,813,576
                                                                    -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions .....................     17,042,242      15,565,710      28,940,568      17,532,829
                                                                    -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................     18,515,223      16,909,192      31,183,033      19,261,513

NET ASSETS:

Beginning of period ..............................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                    -------------   -------------   -------------   -------------
End of period ....................................................  $  38,955,272   $  20,440,049   $  54,821,247   $  23,638,214
                                                                    =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:

Accumulation units beginning of period ...........................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments ................................................      6,786,702       5,633,849       8,778,233       6,619,458
Surrenders .......................................................       (830,355)       (151,626)       (678,889)       (227,789)
Transfers - interdivision and (to) from VALIC general account ....      8,276,003       8,518,743      15,965,983       9,475,882
                                                                    -------------   -------------   -------------   -------------
Accumulation units end of period .................................     31,603,757      17,371,407      44,107,247      20,041,920
                                                                    =============   =============   =============   =============

                                                                    June 30, 1998   Dec. 31, 1997   June 30, 1998   Dec. 31, 1997
                                                                    -------------   -------------   -------------   -------------
Accumulation unit value ..........................................  $    1.231417   $    1.176649   $    1.242144   $    1.178938
                                                                    =============   =============   =============   =============
Annuity unit value assuming a 3.5% discount factor ...............  $    1.149628   $    1.117400   $    1.159647   $    1.119575
                                                                    =============   =============   =============   =============

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                               AGSPC
                         MONEY MARKET FUND
---------------------------------------------------------------------
           DIVISION 2                         DIVISION 6
---------------------------------   ---------------------------------
    FOR THE         FOR THE            FOR THE         FOR THE
   SIX MONTHS      YEAR ENDED         SIX MONTHS      YEAR ENDED
 ENDED JUNE 30,   DECEMBER 31,      ENDED JUNE 30,   DECEMBER 31,
    1998              1997              1998              1997
---------------   ---------------   ---------------   ---------------
$        90,233   $       188,513   $     3,449,233   $     5,293,164
---------------   ---------------   ---------------   ---------------
             --                --                --                --

             --                --                --                --


             --                --                --                --
---------------   ---------------   ---------------   ---------------
         90,233           188,513         3,449,233         5,293,164
---------------   ---------------   ---------------   ---------------

         38,747           123,738        36,629,364        58,442,609

       (123,880)         (277,223)      (13,539,313)      (16,317,039)
             --                --              (800)           (1,592)
         30,632          (334,772)       20,771,897       (27,271,186)
---------------   ---------------   ---------------   ---------------

        (54,501)         (488,257)       43,861,148        14,852,792
---------------   ---------------   ---------------   ---------------
         35,732          (299,744)       47,310,381        20,145,956


      4,579,757         4,879,501       140,904,582       120,758,626
---------------   ---------------   ---------------   ---------------
$     4,615,489   $     4,579,757   $   188,214,963   $   140,904,582
===============   ===============   ===============   ===============


      1,931,439         2,142,534        84,182,521        75,124,095
         16,221            53,405        19,900,858        35,256,772
        (51,606)         (119,264)       (7,678,583)      (10,205,685)
         11,326          (145,236)       13,755,026       (15,992,661)
---------------   ---------------   ---------------   ---------------
      1,907,380         1,931,439       110,159,822        84,182,521
===============   ===============   ===============   ===============


 JUNE 30, 1998     DEC. 31, 1997     JUNE 30, 1998     DEC. 31, 1997
---------------   ---------------   ---------------   ---------------
$      2.419805   $      2.371163   $      1.708039   $      1.673590
===============   ===============   ===============   ===============
$      1.412122   $      1.407542   $      1.103386   $      1.099730
===============   ===============   ===============   ===============

================================================================================
22                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
================================================================================


NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

     The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 26 through 30 and Division 32, 0.25%; for Division 31, 0.23%. On May 1, 1998, VALIC elected to voluntarily reduce the Separate Account charge to Divisions 22 and 23 by 0.25%, on an annual basis. VALIC may withdraw this voluntary expense reduction at any time.

     Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the six months ended June 30, 1998 and the year ended December 31, 1997, VALIC reduced expenses of Division 10B by $49,051 and $85,996, respectively.

     A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $2,650,380 and $4,510,903 for the six months ended June 30, 1998, and the year ended December 31, 1997, respectively.

     VALIC received surrender charges of $2,126,736 and $2,769,370 for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $29,440 and $3,229 for the six months ended June 30, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of June 30, 1998:

                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE         MARKET              COST          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........    11       12,945,650  $ 12.06    $   156,124,618    $    144,546,272   $    11,578,346
Putnam Global Growth Fund................    28        8,496,492    11.99        101,872,594          96,227,302         5,645,292
Templeton Foreign Fund...................    32       21,522,259    10.21        219,742,274         231,556,120       (11,813,846)
Templeton International Fund.............    20       38,796,097    21.65        839,935,570         677,767,404       162,168,166
AGSPC Science & Technology Fund..........    17       46,829,639    23.27      1,089,725,506         913,711,857       176,013,649
AGSPC Small Cap Index Fund...............    14       13,791,543    17.92        247,144,384         197,461,644        49,682,740
Dreyfus Small Cap Portfolio..............    18       15,020,855    60.54        909,362,790         707,264,079       202,098,711
Putnam New Opportunities Fund............    26        4,976,648    57.68        287,052,889         233,794,496        53,258,393
Putnam OTC & Emerging Growth Fund........    27        6,983,295    18.81        131,355,760         110,078,999        21,276,761
AGSPC Growth Fund........................    15       49,332,889    23.63      1,165,736,555         777,544,903       388,191,652
AGSPC MidCap Index Fund..................     4       31,838,222    25.42        809,327,449         531,084,698       278,242,751
American Century - Twentieth Century
   Ultra Fund............................    31        6,740,679    33.85        228,171,782         208,929,965        19,241,817
Founders Growth Fund.....................    30       14,977,573    20.65        309,286,805         276,003,015        33,283,790
AGSPC Growth & Income Fund...............    16       13,660,846    20.76        283,599,263         196,242,123        87,357,140
AGSPC Social Awareness Fund..............    12       15,445,699    23.03        355,714,374         265,126,128        90,588,246
AGSPC Stock Index Fund................... 10A,B,C,D  101,897,213    34.70      3,535,832,893       1,832,659,556     1,703,173,337
Neuberger&Berman Guardian Trust..........    29        3,387,139    19.44         65,846,538          61,186,679         4,659,859
Scudder Growth and Income Fund...........    21        7,811,656    29.51        230,522,025         215,495,151        15,026,874
Vanguard/Windsor II......................    24       14,951,682    32.66        488,321,465         426,842,838        61,478,627
Templeton Asset Allocation Fund..........    19       15,422,416    23.04        355,332,491         303,205,834        52,126,657
AGSPC Asset Allocation Fund..............     5       14,340,928    14.39        206,366,059         165,538,487        40,827,572
Vanguard/Wellington Fund.................    25        8,942,999    31.63        282,866,578         266,160,087        16,706,491
AGSPC Intl Government Bond Fund..........    13       13,518,012    11.40        154,105,422         158,467,345        (4,361,923)
AGSPC Capital Conservation Fund..........   1 & 7      6,749,012     9.69         65,397,907          63,956,727         1,441,180
AGSPC Government Securities Fund.........     8        9,198,977    10.15         93,369,609          90,798,790         2,570,819
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........    22        4,190,099     9.36         39,219,289          38,171,750         1,047,539
   Long-Term U.S. Treasury Portfolio ....    23        5,016,594    10.95         54,931,640          52,811,387         2,120,253
AGSPC Money Market Fund..................   2 & 6    192,827,570     1.00        192,827,570         192,827,570                --
                                                                           -------------------------------------------------------
                                                                             $12,899,092,099    $  9,435,461,206   $ 3,463,630,893
                                                                           -------------------------------------------------------

================================================================================
24            NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
================================================================================


NOTE E -- FEDERAL INCOME TAXES

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

     For the six months ended June 30, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                                             PURCHASES                  SALES
                                                                                          ----------------         ----------------
      AGSPC International Equities Fund Division 11....................................   $     22,067,993         $     39,301,041
      Putnam Global Growth Fund Division 28............................................         29,796,169                  476,914
      Templeton Foreign Fund Division 32...............................................         37,255,087                1,620,699
      Templeton International Fund Division 20.........................................        120,644,448               66,818,005
      AGSPC Science & Technology Fund Division 17......................................         84,093,917               53,113,896
      AGSPC Small Cap Index Fund Division 14...........................................         18,718,205               12,097,506
      Dreyfus Small Cap Portfolio Division 18..........................................         29,898,380               21,608,647
      Putnam New Opportunities Fund Division 26........................................         86,047,951                   38,948
      Putnam OTC & Emerging Growth Fund Division 27....................................         18,978,442                2,269,265
      AGSPC Growth Fund Division 15....................................................         69,915,711                7,613,610
      AGSPC MidCap Index Fund Division 4...............................................         33,203,869               13,984,145
      American Century - Twentieth Century Ultra Fund Division 31......................         68,459,208                   14,717
      Founders Growth Fund Division 30.................................................         97,703,431                        -
      AGSPC Growth & Income Fund Division 16...........................................          9,624,803                8,125,814
      AGSPC Social Awareness Fund Division 12..........................................         67,352,353                  124,699
      AGSPC Stock Index Fund:
         Division 10A..................................................................          7,174,791               25,886,769
         Division 10B..................................................................            667,157                2,141,514
         Division 10C..................................................................        208,231,341               10,005,594
         Division 10D..................................................................            692,436                3,565,405
      Neuberger & Berman Guardian Trust Division 29....................................         14,018,710                  415,650
      Scudder Growth and Income Fund Division 21.......................................         84,755,249                  407,998
      Vanguard/Windsor II Division 24..................................................        167,646,460                   31,896
      Templeton Asset Allocation Fund Division 19......................................         36,748,246                8,475,629
      AGSPC Asset Allocation Fund Division 5...........................................          9,025,825                6,677,554
      Vanguard/Wellington Fund Division 25.............................................        114,077,596                  135,385
      AGSPC International Government Bond Fund Division 13.............................         15,109,277               31,194,037
      AGSPC Capital Conservation Fund:
         Division 1....................................................................            329,830                  412,646
         Division 7....................................................................          8,952,866                5,770,704
      AGSPC Government Securities Fund Division 8......................................         17,649,756               13,474,587
      Vanguard Fixed Income Securities Fund:
         Long-Term Corporate Portfolio Division 22.....................................         19,420,402                1,063,516
         Long-Term U.S. Treasury Portfolio Division 23.................................         34,203,126                4,566,426
      AGSPC Money Market Fund:
         Division 2....................................................................          1,612,084                1,535,748
         Division 6....................................................................        185,185,859              131,621,242
                                                                                          ----------------         ----------------
            Total                                                                         $  1,719,260,978         $    474,590,206
                                                                                          ================         ================

THE VARIABLE ANNUITY LIVE INSURANCE COMPANY                         [BULK RATE
SEPARATE ACCOUNT A                                                   INDICIA]

P.O. Box 3206
Houston, Texas 77253-3206












VA 3479 VER 6/98                                                [RECYCLE LOGO]